Stock-Based Compensation Expense (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Stock-Based Compensation Expense [Abstract]
Stock-based compensation expense	The following tables summarizes total stock-based compensation expense by function for the three months and nine months ended December 31, 2023 and December 31, 2022:
	Three months ended December 31,		Nine months ended December 31,
	2023	2022	2023	2022
Cost of revenue	$51,848	$60,783	$134,883	$574,846
Technology and marketing expenses	117,070	93,467	182,017	358,840
General and administrative expenses	1,096,910	338,885	1,566,833	2,198,783
Total stock-based compensation expense	1,265,828	493,135	1,883,733	3,132,468
The following tables summarizes total stock-based compensation expense by function for the year ended March 31, 2023 and March 31, 2022:
Year ended	March 31, 2023	March 31, 2022
Cost of revenue	$575,662	$732,792
Technology and development	341,370	77,044
Marketing expenses	58,822	344,130

Year ended	March 31, 2023	March 31, 2022
General and administrative expenses	2,634,244	2,725,652
Total stock-based compensation expense	3,610,097	3,879,618

Schedule of Fair Value of Options Granted Estimated Grant Option-Pricing	The assumptions for nine months ended December 31, 2022 are as follows:
Nine months ended
December 31, 2022
Dividend yield	-
Expected volatility	50.00 - 60.00%
Risk-free interest rate	1.17 - 1.67%
Exercise price	2.20
Expected life (in years)	5.5 - 7
Attrition rate	30.00%

The fair value of options granted is estimated on the date of grant using the Black-Scholes-Merton option-pricing model using the weighted average assumptions. The assumptions are as follows:
Year ended	March 31, 2023	March 31, 2022
Dividend yield	0.00%	0.00%
Expected volatility	60.00%	50.00 – 60.00%
Risk-free interest rate	2.39 – 2.81%	0.63 – 3.29%
Exercise price	$2.20	$0.06 – $2.20
Expected life (in years)	5.5 – 7	5.5 – 7
Attrition rate	30.00%	30.00%

Schedule of Stock-Based Options Outstanding and Weighted Average Exercise Price Equity Incentive Plan	The movement in number of stock-based options outstanding and their related weighted average exercise price for the 2012 Equity Incentive Plan are as follows:
	Nine months ended December 31,		Nine months ended December 31,
	2023		2022
	No. of options	Weighted average exercise price	No. of options	Weighted average exercise price
Outstanding at the beginning of the year	16,258,113	1.82	16,081,481	1.78
Granted during the nine months	-	-	1,873,500	2.20
Forfeited during the nine months	(730,460)	1.81	(955,712)	1.72
Exercised during the nine months	-	-	-	-
Cancelled during the nine months *	(14,808,486)	-	-	-
Transferred to merged Company *	(719,167)	-	-	-
Outstanding at the end of the period	-	-	16,999,269	1.83

Exercisable at the end of the period	-	-	8,395,132	1.46
Unvested at the end of the period	-	-	8,604,137	2.19
*	During the nine months ended December 31, 2023, in relation to the Reverse Recapitalization transaction, Zoomcar, Inc. has cancelled 14,808,486 outstanding options, the unrecognized cost of $1,265,828 related to the cancelled options was immediately recognized in the unaudited Condensed Consolidated Statement of Operation. Further, the Company has assumed 719,167 options of Zoomcar, Inc. at the Exchange Ratio of 0.0284 resulting in 20,435 options which is outstanding under the 2023 Incentive Plan.
The movement in number of stock-based options outstanding and their related weighted average exercise price are as follows:
	Year ended March 31,
	2023		2022
	No. of options	Weighted average exercise price	No. of options	Weighted average exercise price
Outstanding at the beginning of the year	16,081,481	$1.78	4,438,990	$0.56
Granted during the year	1,873,500	2.20	12,656,600	2.20
Forfeited during the year	(1,696,868)	1.78	(865,798)	1.54
Exercised during the year	—	—	(148,311)	0.32
Outstanding at the end of the year	16,258,113	1.82	16,081,481	1.80
Exercisable at the end of the year	9,152,861	1.54	3,736,654	0.54
Unvested at the end of the year	7,105,252	2.20	12,344,827	2.18

Schedule of Weighted Average Grant Date Fair Value of Stock Options Granted	The weighted average grant date fair value of stock options granted during the nine months ended December 31, 2023 and December 31, 2022 were $ NIL and $0.81 per share, respectively.
	December 31,	December 31,
Weighted average remaining life (in years)	2023	2022
As at
Vested options	-	6.69
Unvested options	-	8.76
The weighted average grant date fair value of stock options granted during the year ended March 31, 2023 and March 31, 2022 were $0.81 and $0.75 per share, respectively.
Year ended	March 31, 2023	March 31, 2022
Vested options	6.67	4.93
Unvested options	8.49	9.37